Expense Example - COLORADO BONDSHARES A TAX EXEMPT FUND - COLORADO BONDSHARES A TAX EXEMPT FUND	Jan. 28, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 531
Expense Example, with Redemption, 3 Years	649
Expense Example, with Redemption, 5 Years	778
Expense Example, with Redemption, 10 Years	$ 1,155